Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
Schedule of Trade and Other Receivables
	December 31,
	2018	2019
	NIS millions	NIS millions
Current
Trade Receivables*
Open accounts	423	402
Checks and credit cards receivables	141	191
Accrued income	122	136
Current maturity of long-term receivables	466	413
	1,152	1,142
Other Receivables
Prepaid expenses	66	60
Others	18	9
	84	69
	1,236	1,211
Non-current
Trade receivables*	370	309
Rights of use of communications lines	342	323
Deposits and other receivables	22	20
Loan to a customer	114	120
Other	4	10
	852	782
	2,088	1,993

   * Net of allowance for doubtful debts.